Critical accounting estimates and judgements - Additional information (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£) cashGeneratingUnit	Dec. 31, 2021 GBP (£)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Revenue from contracts with customers, external costs, percent change		33.00%
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, not recognised | £	£ 42,358	£ 31,756
Allcyte
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Number of cash generating units identified during business combination | cashGeneratingUnit	1